Share capital	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Share capital
10.	Share capital:
(a)	Common shares:

In addition to Class A common shares, the Company has 25,000,000 Class B common shares and 100 Class C common shares authorized. As at December 31, 2015, there are no Class B or Class C common shares outstanding (2014 – nil).

The Company has a dividend reinvestment program (“DRIP”) that allows interested shareholders to reinvest all or a portion of cash dividends received on the Company’s common shares.  If new common shares are issued by the Company, the reinvestment price is equal to the average price of the Company’s common shares for the five days immediately prior to the reinvestment, less a discount. The discount rate is set by the Board of Directors and is currently 3%.  If common shares are purchased in the open market, the reinvestment price is equal to the average price per share paid.

On May 22, 2014, the Company announced that it had entered into an equity distribution agreement with sales agents under which the Company may, from time to time, issue Class A common shares in one or more at-the-market (“ATM”) offerings up to an aggregate of $75,000,000 in gross sales proceeds.  Sales of such Class A common shares will be made by means of ordinary brokers’ transactions on the New York Stock Exchange at market prices, in block transactions, or as otherwise agreed between the Company and the sales agents.  During the year ended December 31, 2015, the Company issued nil (2014 – 206,600)  Class A common shares under the ATM program for gross proceeds of nil (2014 – $4,733,000).

On April 1, 2015, the Company renewed its Rule 10b5-1 repurchase plan for up to $50,000,000 of its Class A common shares, which expires in March 2018.  The Company repurchased 944,524 Class A common shares for approximately $13,885,000 during the year ended December 31, 2015.

(b)	Preferred shares:

As at December 31, 2015, the Company had the following preferred shares outstanding:

			Liquidation preference
	Shares		December 31,	December 31,
Series	Authorized	Issued	2015	2014
A	315,000	—	$—	$—
B	260,000	—	—	—
C	40,000,000	13,321,774	333,044	341,638
D	20,000,000	4,981,029	124,526	127,625
E	15,000,000	5,370,600	134,265	135,000
R	1,000,000	—	—	—

In June 2015, the Company’s board of directors authorized the repurchase of up to $150,000,000 of its Series C preferred shares.  In September 2015, the Company’s board of directors authorized the repurchase of up to $25,000,000 of each of its Series D and Series E preferred shares

In September 2015, the Company entered into Rule 10b5-1 repurchase plans for up to $75,000,000 of its Series C preferred shares, and up to $7,500,000 for each of its Series D and Series E preferred shares.  The share repurchase plans for the preferred shares expired in December 2015.

During the year ended December 31, 2015, the Company repurchased 303,757 Series C, 123,971 Series D and 29,400 Series E preferred shares for a total of approximately $7,660,000, $2,929,000 and $694,000, respectively, via the repurchase plans.

In addition, during the year ended December 31, 2015, the Company repurchased 40,000 of its 9.5% Series C preferred shares at $25.50 per share for a total of approximately $1,020,000 in the open market.

(i)	Series C preferred shares:

The Series C preferred shares were issued for cash and pay cumulative quarterly dividends at a rate of 9.5% per annum from their date of issuance. At any time on or after January 30, 2016, the Series C preferred shares may be redeemed, in whole or in part at a redemption price of $25.00 per share plus unpaid dividends.  If the Company fails to comply with certain covenants, default on any of its credit facilities, fails to pay dividends or if the Series C preferred shares are not redeemed at the option of the Company, in whole by January 30, 2017, the dividend rate payable on the Series C preferred shares increases quarterly, subject to an aggregate maximum rate per annum of 25% prior to January 30, 2016 and 30% thereafter, to a rate that is 1.25 times the dividend rate payable on the Series C preferred shares. The Series C preferred shares are not convertible into common shares and are not redeemable at the option of the holder.

(ii)	Series D preferred shares:

On December 13, 2012, the Company issued 3,105,000 Series D preferred shares for gross proceeds of $77,625,000. On November 8, 2013, the Company issued an additional 2,000,000 Series D preferred shares for gross proceeds of $50,000,000.  The Series D preferred shares were issued for cash and pay cumulative quarterly dividends at a rate of 7.95% per annum from their date of issuance.  At any time on or after January 30, 2018, the Series D preferred shares may be redeemed by the Company, in whole or in part at a redemption price of $25.00 per share plus unpaid dividends. The Series D preferred shares are not convertible into common shares and are not redeemable at the option of the holder.

(iii)	Series E preferred shares:

On February 13, 2014, the Company issued 5,400,000 Series E preferred shares for gross proceeds of $135,000,000. The Series E preferred shares were issued for cash and pay cumulative quarterly dividends at a rate of 8.25% per annum from their date of issuance.  At any time on or after February 13, 2019, the Series E preferred shares may be redeemed by the Company, in whole or in part at a redemption price of $25.00 per share plus unpaid dividends.  The Series E preferred shares are not convertible into common shares and are not redeemable at the option of the holder.

The preferred shares are subject to certain financial covenants and the Company is in compliance with these covenants at December 31, 2015.